Invesco ETFs
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

June 12, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

CIK: 0001378872

Ladies and Gentlemen:

On behalf of Invesco Exchange-Traded Fund Trust II (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”) Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated December 28, 2018, as supplemented May 30, 2019, and filed pursuant to Rule 497(e) under the Securities Act relating to the following portfolios of the Trust: Invesco Fundamental High Yield® Corporate Bond ETF and Invesco Fundamental Investment Grade Corporate Bond ETF.

Very truly yours,

Invesco Exchange-Traded Fund Trust II

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903	invesco.com/ETFs	@InvescoETFs